Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components Of Income Tax Expense	The provision for income taxes includes these components:
	2016	2015
	(In thousands)

Taxes currently payable	$1,498	$1,509
Deferred income taxes (benefit)	82	(175)

Income tax expense	$1,580	$1,334

Reconciliation of Income Tax Expense at the Statutory Rate to the Company’s Actual Income Tax Expense
A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2016	2015
	(In thousands)

Computed at the statutory rate (34%)	$1,755	$1,550
(Decrease) increase resulting from Tax exempt interest	(42)	(66)
Earnings on bank-owned life insurance - net	(160)	(159)
Other	27	9

Actual tax expense	$1,580	$1,334

Tax Effects of Temporary Differences Related to Deferred Taxes Shown on the Balance Sheets
The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2016	2015
	(In thousands)

Deferred tax assets
Allowance for loan losses	$382	$372
Stock based compensation	375	366
Allowance for losses on foreclosed real estate	82	82
Deferred compensation	690	760
Intangible assets	124	143
Non-accrual loan interest	79	47
Unrealized losses on securities available for sale	164	5

Total deferred tax assets	1,896	1,775

Deferred tax liabilities
Depreciation	(199)	(109)
Deferred loan costs, net	(158)	(180)
Accretion	(1)	(2)
FHLB stock dividends	(510)	(510)
Mortgage servicing rights	(16)	(20)
Employee benefit expense	(162)	(162)

Total deferred tax liabilities	(1.046)	(983)

Net deferred tax asset	$850	$792